Related parties (Tables)	3 Months Ended
Mar. 31, 2023
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2023 and December 31, 2022 are as follows:

	At the end of the period	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		$000	$000	$000	$000
Arroyo Netherland II B.V	2023	1,390	17,092	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	-	2,674	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	-	2,127	-	-
	2022	-	-	-	-
Other	2023	-	-	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	94	-	5,926	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	5,831
	2022	-	-	-	6,088
Other	2023	58	-	22	-
	2022	-	-	21	-

Other related parties:
	2023	1,312	-	-	-
Atlantica´s partner in Colombia (Note 7)	2022	-	-	-	-
Total	2023	2,854	21,892	5,947	5,831
	2022	1,224	17,511	4,783	6,088

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the three-month periods ended March 31, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		$000	$000
Arroyo Netherland II B.V	2023	347	-
	2022	382	-
Non controlling interest:

Other	2023	-	(79)
	2022	-	(120)
Total	2023	347	(79)
	2022	382	(120)